Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Accounting Policies [Abstract]
Summary of Error Corrections Impact on Net Loss Per Common Share Basic and Diluted

A summary of the impact of the correction of the errors on the net loss per common share, basic and diluted, is as follows:

	Three Months Ended December 31, 2013	Nine Months Ended December 31, 2013	Nine Months Ended December 31, 2014
Net loss per common share, basic and diluted—originally reported	$(0.30)	$(1.00)	$(0.98)
Difference in net loss per common share, basic and diluted	(1.84)	(6.15)	(0.02)
Net loss per common share, basic and diluted—corrected	$(2.14)	$(7.15)	$(1.00)

Reconciliation of net loss per common share, basic and diluted	Three Months Ended December 31, 2013	Nine Months Ended December 31, 2013	Nine Months Ended December 31, 2014
Numerator
Net loss	$(270,750)	$(906,536)	$(9,132,615)
Denominator
Weighted average shares, basic and diluted—originally reported:	904,611	904,611	9,301,800
Redeemable convertible preferred stock and warrants (incorrectly included)	(777,852)	(777,852)	(198,171)

Weight average shares, basic and diluted—corrected (1)	126,759	126,759	9,103,629

Net loss per share, basic and diluted—corrected	$(2.14)	$(7.15)	$(1.00)

(1)	Since the numerator used to calculate diluted net loss per common share was a net loss for the period presented, the dilutive effects of stock options, warrants and redeemable convertible preferred stock were not included since the effect was anti-dilutive

Summary of Revenue and Gross Profit

Below is summary of the revenue and gross profit from the Company’s operations:

	As originally presented		As restated
	Year ended March 31,		Year ended March 31,
	2013	2014	2013	2014
Revenue	$3,426,966	$4,001,117	$2,760,095	$3,539,595
Cost of Revenue	1,492,705	1,585,643	825,834	1,124,121

Gross Profit	$1,934,261	$2,415,474	$1,934,261	$2,415,474